Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2015
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities

Note 8 — Accounts Payable and Accrued Liabilities

	December 31, 2015			December 31, 2014
	Targa Resources Partners LP	TRC Non- Partnership	Targa Resources Corp. Consolidated	Targa Resources Partners LP	TRC Non- Partnership	Targa Resources Corp. Consolidated
Commodities	$385.3	$(0.1)	$385.2	$416.7	$—	$416.7
Other goods and services	141.3	1.6	142.9	108.9	2.2	111.1
Interest	80.3	0.7	81.0	37.3	—	37.3
Compensation and benefits	0.4	15.6	16.0	1.3	44.8	46.1
Income and other taxes	10.4	3.0	13.4	13.6	(1.9)	11.7
Other	18.1	0.5	18.6	14.9	0.7	15.6

	$635.8	$21.3	$657.1	$592.7	$45.8	$638.5

As of December 31, 2015 and December 31, 2014, liabilities to creditors to whom we have issued checks that remain outstanding of $34.2 million and $13.6 million are included in accounts payable and accrued liabilities.